Basic and Diluted Net Loss per Share - Schedule of basic and diluted net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to Tuya Inc.'s ordinary shareholders, basic	$ (60,315)	$ (146,175)	$ (175,424)
Net loss attributable to Tuya Inc.'s ordinary shareholders, diluted	$ (60,315)	$ (146,175)	$ (175,424)
Denominator:
Weighted-average ordinary shares outstanding, basic	555,466,061	553,527,529	489,149,533
Weighted-average ordinary shares outstanding, diluted	555,466,061	553,527,529	489,149,533
Net loss per share attributable to ordinary shareholders, basic	$ (0.11)	$ (0.26)	$ (0.36)
Net loss per share attributable to ordinary shareholders, diluted	$ (0.11)	$ (0.26)	$ (0.36)